Business Operations - Revenues and Percentage of Consolidated Revenue (Parenthetical) (Detail) (Maximum [Member], Hyundai Merchant Marine Co. Ltd. [Member], Customer Concentration Risk [Member], Sales Revenue, Net [Member])
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Maximum [Member] | Hyundai Merchant Marine Co. Ltd. [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue from significant customer	10.00%	10.00%